Entity Level Disclosures (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of geographical areas [line items]
Revenue	₪ 1,668	$ 481	₪ 292
United satetes and Canada [Member]
Disclosure of geographical areas [line items]
Revenue	802
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	₪ 866